Other payables	6 Months Ended
Jun. 30, 2026
Other payables
Other payables

Note 8 — Other payables

Other payables consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Accrued expenses	2,050,459	33,120	4,881